Average Annual Total Returns{- Technology Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - Technology Portfolio	Technology Portfolio-Default Return Before Taxes Past 1 year	Technology Portfolio-Default Return Before Taxes Past 5 years	Technology Portfolio-Default Return Before Taxes Past 10 years	Technology Portfolio-Default After Taxes on Distributions Past 1 year	Technology Portfolio-Default After Taxes on Distributions Past 5 years	Technology Portfolio-Default After Taxes on Distributions Past 10 years	Technology Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Technology Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Technology Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1525 Past 1 year	F1525 Past 5 years	F1525 Past 10 years
Total	63.71%	30.50%	20.17%	56.27%	27.09%	17.53%	41.26%	24.07%	15.97%	18.40%	15.22%	13.88%	46.20%	27.69%	20.31%